Short-term Investments	12 Months Ended
Aug. 31, 2021
Short-Term Investments [Abstract]
Short-term Investments
7.	Short-term Investments

The Company’s short-term investments included cash deposits at floating rates in commercial banks and available-for-sale securities with maturities of one year or less. The following is a summary of the Company’s short-term investments:

	As of August 31,
	2020	2021	2021
	RMB	RMB	US$
Commercial banks deposits	243,013	13,000	2,012
Available-for-sale securities	243,743	68,575	10,615
	486,756	81,575	12,627

For the years ended August 31, 2019, 2020 and 2021, the Group recognized interest income related to its commercial bank deposits of RMB11,679, RMB1,994 and RMB2,820 (US$437), respectively, in the consolidated statements of income/(loss).

For the years ended August 31, 2019, 2020 and 2021, the Group recognized realized gain on disposal of available-for-sale securities of RMB11,451, RMB7,110 and RMB100 (US$15), respectively, as other income in the consolidated statements of income/(loss). As of August 31, 2019, 2020 and 2021, there were unrealized gains/(loss) of RMB(1,802), RMB4,451 and RMB4,009 (US$621), respectively, and accrued interest of RMB 4,088, nil and nil, respectively.

As of August 31, 2021, all investments classified as available-for-sale securities have been recognized fully impairment loss RMB185,723 (US$28,748) because of the tutoring service business termination by the Company, which is compliance with the changes in the regulatory environment on the private education industry in China.